Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	WeRide Inc.
Entity Central Index Key	0001867729
Entity File Number	001-42213
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	21st Floor, Tower A, Guanzhou Life Science Innovation Center
Entity Address, Address Line Two	No. 51, Luoxuan Road, Guangzhou International Biotech Island
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510005
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	true
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	China
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	826,214,105
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing three Class A ordinary shares par value US$0.00001 per share
Trading Symbol	WRD
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	771,399,682
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	54,814,423
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jennifer Xuan Li
Entity Address, Address Line One	21st Floor, Tower A, Guanzhou Life Science Innovation Center
Entity Address, Address Line Two	No. 51, Luoxuan Road, Guangzhou International Biotech Island
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510005
Entity Address, Country	CN
City Area Code	+86 (20)
Local Phone Number	2909-3388
Contact Personnel Email Address	jennifer.li@weride.ai